Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Schedule of Revenue
	June 30, 2024	June 30, 2023
	$	$
	Unaudited	Unaudited
Sales of goods	1,804,765	543,431

Schedule of Income by Geography	Income by geography
	For the period ended June 30, 2024	For the period ended June 30, 2023
	% of total income	% of total income
Israel	65%	64%
U.S. & Canada	30%	4%
Rest of the world	5%	32%